GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Schedule of intangible assets
The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2014 and 2013:

		2014		2013
(in thousands except weighted average amortization years)	Weighted Average Amortization Years	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Technological know-how	20.0	$6,459	$(4,352)	$8,606	$(5,328)
Customer relationships	20.0	6,938	(4,170)	7,944	(4,359)
Patents, trademarks, non-compete agreements and other	19.2	9,753	(5,868)	9,630	(5,947)
Total finite-lived intangibles	19.7	$23,150	$(14,390)	$26,180	$(15,634)

Changes in goodwill by business segment
The changes in goodwill for the years ended December 31, 2014 and 2013, by reportable business segment, were as follows:

(in thousands)	Flavors & Fragrances	Color	Corporate & Other	Consolidated
Balance as of December 31, 2012	$135,784	$311,650	$3,884	$451,318
Currency translation impact	853	5,673	(575)	5,951
Balance as of December 31, 2013	$136,637	$317,323	$3,309	$457,269
Currency translation impact	(10,614)	(22,050)	(333)	(32,997)
Impairment	—	(158)	—	(158)
Balance as of December 31, 2014	$126,023	$295,115	$2,976	$424,114